Transactions with Parties-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-In-Interest

NOTE 4. TRANSACTIONS WITH PARTIES-IN-INTEREST

During the 2025 Plan year, Plan investments were managed by Matrix Trust Company. Recordkeeping services were performed by OneAmerica. Expenses paid by the Plan for all administrative services, including custodial and trustee fees, investment manager fees and recordkeeping fees totaled $89,360 for the year ended December 31, 2025 and these transactions qualify as party-in-interest transactions.

The Plan’s investment in the Company's common stock was $1,416,949 and $1,509,427 as of December 31, 2025 and December 31, 2024, respectively. During the year ended December 31, 2025, the Plan purchased 3,220 shares of the Company's common stock at a cost of $41,596. During the year ended December 31, 2025, the Plan sold 14,118 shares of the Company's common stock for $177,151. During the year ended December 31, 2025, dividend income was recorded with respect to the Company's common stock totaling $33,808. Participants have the ability to transfer contributions from the Company's common stock to participant-directed investments. For the year ended December 31, 2025, participants transferred 7,589 shares of the Company's common stock totaling $97,200.